Organization, Description of Business and Going Concern	12 Months Ended
Dec. 31, 2025
Organization, Description of Business and Going Concern [Abstract]
Organization, Description of Business and Going Concern

Note 1. Organization, Description of Business and Going Concern

Webuy Global Ltd (“Webuy”) was incorporated on August 29, 2022 in the Cayman Islands as a company limited by shares.

Webuy Global Ltd and subsidiaries (“we”, “our”, “us” or collectively known as the “Company”) is an emerging Southeast Asian (“SEA”) community-oriented e-Commerce retailor (“Community E-Commerce Retailor”) with a focus on grocery and travel. Community e-commerce is a deepened extension form of e-commerce, where social media users with mutual interest and like-minded behavior are connected, forming a community group within a network through online medium. Our mission is to make social shopping a new lifestyle for consumers and to empower consumers’ purchases with an efficient cost-saving purchasing model.

Since May 2022, the Company has successfully expanded into the travel sector by introducing group tours, cruises, and free-and-easy travel packages tailored to post-pandemic demand, leveraging our existing community networks. In December 2024, we launched Micky1.0, our proprietary AI-powered travel assistant on WhatsApp, offering real-time multilingual recommendations, quotes, and itinerary planning, further enhancing the digital travel experience. In October 2023, we officially launched our Online-to-Offline (“O2O”) business model via a franchise system, combining digital engagement with physical storefronts under the Juci Jus and Buah Kita brands. These outlets offer fresh juices, fruit coffee, and curated snacks. The Company also introduced premium fruit gift series Golden 1 and the Sing Select gifting line, alongside new verticals such as NMN healthcare products, and an insurance referral program—further reinforcing our transformation into a lifestyle-driven community commerce platform.

Share Swap Agreement

On August 29, 2022, the Company closed a share swap agreement (the “Share Swap”) between New Retail International Pte Ltd. (“New Retail”), which is a private company with limited liability under Singapore law and its shareholders. Under the Share Swap, the Company acquired 100% of the issued shares of New Retail (being 16,644 shares comprising (a) 8,202 ordinary shares denominated in SGD, (b) 3,440 preference shares denominated in SGD, and (c) 5,002 preference shares denominated in USD in exchange for the allotment and issuance of 16,644 ordinary shares of Webuy. Following the Share Swap, New Retail became a wholly owned subsidiary of the Company and the former shareholders, holders of warrants, convertible notes, and simple agreements for future equity of New Retail held 100% of the equity interests of the Company prior to the Company’s planned initial public offering. As a result of the share forward split, the effective number of ordinary shares of Webuy became 43,274,400.

Reorganization

The Share Swap between Webuy and New Retail is considered a transaction between entities under common control. Under the guidance in ASC 805, for transactions between entities under common control, the assets, liabilities and results of operations are recognized at their carrying amounts on the date of the Share Swap, which requires retrospective combination of Webuy and New Retail for all periods presented. The consolidated financial statements have been prepared as if the current corporate structure had been in existence throughout all periods presented.

In addition, on May 2, 2023, the Company effected a 1-for-2,600 share forward split. Subsequently, on January 15, 2025 and March 21, 2025, the Company effected a one-for-forty (1-for-40) and a one-for-three (1-for-3) share consolidation, respectively, resulting in a combined one-for-one hundred and twenty (1-for-120) reduction in the number of shares.

Accordingly, all share and per share amounts, including issued and outstanding shares and earnings per share, have been retrospectively adjusted to reflect the effects of the reorganization, the 2023 share forward split and the 2025 share consolidations for all periods presented.

Corporate Structure

Details of the Company and subsidiaries as of December 31, 2025 are set out below:

Name	Incorporation Date	Percentage of effective ownership	Place of Incorporation	Fiscal Year	Principal Activities
Webuy Global Ltd	August 29, 2022	—	Cayman Islands	December 31	Investment holding
New Retail International Pte Ltd	November 23, 2018	100%	Singapore	December 31	Community-oriented e-commerce platform
PT Webuy Social Indonesia	May 5, 2020	95%	Indonesia	December 31	Community-oriented e-commerce platform
The Shopaholic Bear Pte Ltd	April 6, 2021	100%	Singapore	December 31	Community-oriented e-commerce platform
Altitude Travel Pte. Ltd. (former name: Bear Bear Pte. Ltd.)	November 2, 2021	100%	Singapore	December 31	Dormant
Webuy Travel Pte. Ltd.	November 15, 2022	100%	Singapore	December 31	Sale of packaged-tour
PT Webuy Travel Indonesia	October 23, 2023	70%	Indonesia	December 31	Sale of packaged-tour
PT Buah Kita Retail	October 23, 2023	100%	Indonesia	December 31	Offline Retail business for “Buah Kita” brand
Altitude MICE Pte. Ltd. (former name: Webuy Advisory Pte. Ltd.)	February 2, 2024	100%	Singapore	December 31	Management consultancy services
PT Travel With Webuy	September 23, 2024	99%	Indonesia	December 31	Sale of packaged-tour
PT Webuy Prime Indonesia	October 16, 2024	99%	Indonesia	December 31	Wholesale fruit trade

Going concern

As of December 31, 2025, the Company had incurred a net loss of approximately US$8.69 million, generated negative cash flows from operating activities of approximately US$2.93 million, and had an accumulated deficit of approximately US$38.64 million. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. As of December 31, 2025, the Company’s operating losses raise substantial doubt about the Company’s ability to continue as a going concern. In assessing the going concern, management and the Board has considered the following:

●	In February and March 2026, the Company successfully completed a private investment in public equity (PIPE) financing, raising gross proceeds of approximately US$1.0 million, which has strengthened the Company’s short-term liquidity position.

●	The Company has also entered into an equity line of credit (“ELOC”) arrangement of up to US$20 million over a 36-month period. This facility provides the Company with flexibility to raise additional capital, subject to market conditions and the Company’s discretion. As of the date of this report, the facility is in place and available for use, although no assurance can be given as to the timing or amount of future drawdowns.

●	The Company has made progress in restructuring certain outstanding receivables and liabilities. Formal repayment agreements have been executed with key counterparties, and initial collections have been received subsequent to year-end. These developments support management’s assessment of recoverability and have contributed to improvements in the Company’s financial position.

No assurance can be provided that these additional financings will be available on acceptable terms or at all. If management is unable to execute these plans, there would likely be a material adverse effect on the Company’s business.

Based on the above considerations, management believes that its plans provide a reasonable basis to alleviate the substantial doubt about the Company’s ability to continue as a going concern for a period of at least twelve months from the date of issuance of these consolidated financial statements. Management’s conclusion is supported by the Company’s recent capital raising activities, available financing arrangements, and progress in improving its working capital position.

While these plans are dependent on factors that are not entirely within the Company’s control, management has concluded that substantial doubt has been alleviated. These consolidated financial statements have been prepared on a going concern basis, which assumes that the Company will be able to continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business.